UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 16, 2019 to March 15, 2019

Commission File Number of issuing entity:  333-206582-15

Central Index Key Number of issuing entity:  0001742383

Morgan Stanley Capital I Trust 2018-H3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4083217
38-4083218
38-7206182
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 15, 2019 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2018-H3.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, KeyBank National Association, Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC), Starwood Mortgage Funding III LLC, Bank of America, National Association, and Citi Real Estate Funding Inc. (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2018-H3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from February 16, 2019 to March 15, 2019.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on February 14, 2019. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

KeyBank National Association filed its most recent Form ABS-15G on February 13, 2019. The CIK number for KeyBank National Association is 0001089877.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on February 13, 2019. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 6, 2019. The CIK number for Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001682532.

Bank of America, National Association filed its most recent Form ABS-15G on February 12, 2019. The CIK number for Bank of America, National Association is 0001102113.

Citi Real Estate Funding Inc. filed its most recent Form ABS-15G on February 14, 2019. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

Item 1A. Asset-Level Information.

On April 1, 2019, Wells Fargo Bank, N.A., as Certificate Administrator experienced unanticipated technical difficulties that prevented the timely electronic filing of the Asset Data File and any asset related documents on Form ABS-EE.  The Certificate Administrator understands that there is a technical issue with EDGAR.

As a result, in reliance on Rule 201 of Regulation S-T, 232.201(d), the Certificate Administrator is posting the Asset Data File and any asset related documents to www.ctslink.com under the tab for the transaction to which this Form 10-D relates.

IN ACCORDANCE WITH THE TEMPORARY HARDSHIP EXEMPTION PROVIDED BY RULE 201 OF REGULATION S-T, THE DATE BY WHICH THE ASSET DATA FILE IS REQUIRED TO BE SUBMITTED HAS BEEN EXTENDED BY SIX BUSINESS DAYS.

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2018-H3, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	02/15/2019	$0.00
Current Distribution Date	03/15/2019	$0.00

*REO Account
Prior Distribution Date	02/15/2019	$0.00
Current Distribution Date	03/15/2019	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2018-H3, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	02/15/2019	$281,359.12
Current Distribution Date	03/15/2019	$5,148.46

Interest Reserve Account
Prior Distribution Date	02/15/2019	$275,626.34
Current Distribution Date	03/15/2019	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	02/15/2019	$0.00
Current Distribution Date	03/15/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2018-H3, relating to the March 15, 2019 distribution.

(102) ABS Asset Data File (Omitted. See Item 1A above).

(103) ABS Asset Related Document (Omitted. See Item 1A above).

 (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: March 29, 2019